Commitments and Contingencies - Additional Information (Detail)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Facilities	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)	Feb. 02, 2015 USD ($)
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date	2015-05			2015-05
Number of previously leased facilities | Facilities				2
Rent expense	$ 62,000	$ 57,000		$ 230,000	$ 304,000
Future minimum commitment under non-cancelable operating lease				18,000			$ 22,000
Lease expiration extended date	2018-06
Lease payment, description	The amendment provides for monthly lease payments of $22,000 beginning in June 2015, with modest increases in the following two years.
Milestone Payments [Member] | BioMedical Drug Development, Inc. [Member]
Loss Contingencies [Line Items]
Development and sales-related milestone payments, maximum	$ 200,000			200,000
Payments made and liabilities incurred under asset purchase agreement			$ 0	0	0
Outstanding payments	$ 0			$ 0	$ 0
Facility one [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date				2014-01
Facility two [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date				2014-05
Intellectual property [Member] | BioMedical Drug Development, Inc. [Member]
Loss Contingencies [Line Items]
Acquisition of intellectual property						$ 150,000